Item 1. Report to Shareholders


T. Rowe Price Retirement Income Fund
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November 30, 2003

                                                                      Certified
                                                                      Semiannual
                                                                      Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Retirement Income Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
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Retirement Income class

                                                  6 Months              9/30/02
                                                     Ended              Through
                                                  11/30/03              5/31/03
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period                        $         10.96      $         10.00

Investment activities
  Net investment income (loss)                        0.14                 0.22

  Net realized and
  unrealized gain (loss)                              0.49                 0.96

  Total from investment activities                    0.63                 1.18

Distributions
  Net investment income                              (0.14)               (0.22)

NET ASSET VALUE

End of period                              $         11.45      $         10.96
                                           -------------------------------------

Ratios/Supplemental Data

Total return^                                         5.79%             11.95%

Ratio of total expenses to
average net assets                                    0.00%!*            0.00%!*

Ratio of net investment
income (loss) to average
net assets                                            2.45%!             2.96%!

Portfolio turnover rate                                1.9%!              6.2%!

Net assets, end of period
(in thousands)                                $      57,357      $      20,465


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.61% for the period ended November 30, 2003 and 0.62% for the period ended May 31, 2003.
!    Annualized


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement Income Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights               For a share outstanding throughout the period
--------------------------------------------------------------------------------

Advisor Class

                                                                       10/31/03
                                                                        Through
                                                                       11/30/03
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period                                        $              11.37

Investment activities
  Net investment income (loss)                                             0.02

  Net realized and unrealized gain (loss)                                  0.07

  Total from investment activities                                         0.09

Distributions
  Net investment income                                                   (0.02)

NET ASSET VALUE

End of period                                              $              11.44
                                                           --------------------

Ratios/Supplemental Data
Total return^                                                            0.76%

Ratio of total expenses to
average net assets                                                       0.25%!*

Ratio of net investment
income (loss) to average
net assets                                                               1.84%!

Portfolio turnover rate                                                   1.9%!

Net assets, end of period
(in thousands)                                             $               252


^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.61% for the period ended November 30, 2003.
!    Annualized


The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Retirement Income Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights               For a share outstanding throughout the period
--------------------------------------------------------------------------------

R Class

                                                                       10/31/03
                                                                        Through
                                                                       11/30/03
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period                                        $              11.37

Investment activities
  Net investment income (loss)                                             0.01

  Net realized and unrealized gain (loss)                                  0.07

  Total from investment activities                                         0.08

Distributions
  Net investment income                                                   (0.01)

NET ASSET VALUE

End of period                                              $              11.44
                                                           --------------------

Ratios/Supplemental Data

Total return^                                                            0.74%

Ratio of total expenses to
average net assets                                                       0.50%!*

Ratio of net investment
income (loss) to average
net assets                                                               1.60%!

Portfolio turnover rate                                                   1.9%!

Net assets, end of period
(in thousands)                                             $               252


^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.61% for the period ended November 30, 2003.
!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement Income Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

                                  Percent of
Statement of Net Assets                Net Assets         Shares          Value
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In thousands

T. Rowe Price Equity Index 500 Fund          28.6%       578,739     $   16,535

T. Rowe Price Short-Term Bond Fund           28.5      3,435,629         16,525

T. Rowe Price New Income Fund                20.6      1,326,647         11,913

T. Rowe Price International Stock Fund        6.7        354,323          3,862

T. Rowe Price High Yield Fund                 6.6        547,963          3,798

T. Rowe Price Mid-Cap Growth Fund *           4.6         63,972          2,688

T. Rowe Price Small-Cap Stock Fund            4.4         91,444          2,534

Total Investments

100.0% of Net Assets (Cost $55,174)                                  $   57,855

Other Assets Less Liabilities                                                 6

NET ASSETS                                                           $   57,861
                                                                     ----------

Net Assets Consist of
Undistributed net
investment income (loss)                                             $       10

Undistributed net
realized gain (loss)                                                         (2)

Net unrealized gain (loss)                                                2,681

Paid-in-capital applicable
to 5,054,416 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                               55,172

NET ASSETS                                                           $   57,861
                                                                     ----------

Net Asset Value Per Share

Retirement Income class
(57,357,179/5,010,384
shares outstanding)                                                  $    11.45
                                                                     ----------

Advisor Class
($251,962/22,018
shares outstanding)                                                  $    11.44
                                                                     ----------

R Class
($251,911/22,014
shares outstanding)                                                  $    11.44
                                                                     ----------

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement Income Fund
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Certified Semiannual Report (Unaudited)

Statement of Operations
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In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
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Investment Income
Income distributions from underlying funds                 $                448

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sale of underlying funds                         (3)

Change in net unrealized gain (loss)                                      1,695

Net realized and unrealized gain (loss)                                   1,692

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              2,140
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement Income Fund
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Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
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In thousands

                                                  6 Months              9/30/02
                                                     Ended              Through
                                                  11/30/03              5/31/03
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           448      $           126

  Net realized gain (loss)                              (3)                   1

  Change in net unrealized gain (loss)               1,695                  986

  Increase (decrease) in net
  assets from operations                             2,140                1,113

Distributions to shareholders
  Net investment income

    Retirement Income class                           (438)                (126)

    Advisor Class                                     --                   --

    R Class                                           --                   --

  Decrease in net assets
  from distributions                                  (438)                (126)

Capital share transactions *

  Shares sold
    Retirement Income class                         38,937               20,699

    Advisor Class                                      250                 --

    R Class                                            250                 --

  Distributions reinvested
    Retirement Income class                            427                  120

    Advisor Class                                     --                   --

    R Class                                           --                   --

  Shares redeemed
    Retirement Income class                         (4,170)              (1,341)

    Increase (decrease) in net assets from
    capital share transactions                      35,694               19,478

Net Assets

Increase (decrease) during period                   37,396               20,465

Beginning of period                                 20,465                 --

End of period                              $        57,861      $        20,465
                                           -------------------------------------

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                                                  6 Months              9/30/02
                                                     Ended              Through
                                                  11/30/03              5/31/03
--------------------------------------------------------------------------------

*Share information

  Shares sold
    Retirement Income class                          3,477                1,985

    Advisor Class                                       22                 --

    R Class                                             22                 --

  Distributions reinvested
    Retirement Income class                             38                   11

    Advisor Class                                     --                   --

    R Class                                           --                   --

  Shares redeemed
    Retirement Income class                           (373)                (128)

  Increase (decrease) in shares outstanding          3,186                1,868


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement Income Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

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Notes to Financial Statements

     T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of five portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

     The fund has three classes of shares: Retirement Income Fund (Retirement Income class), offered since September 30, 2002, Retirement Income Fund-Advisor Class (Advisor Class), offered since October 31, 2003, and Retirement Income Fund-R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available only to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     Basis of Preparation
     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

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     Class Accounting
     The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. For the period ended November 30, 2003, Rule 12b-1 fees totaled $51.00 for the Advisor Class and $103.00 for the R Class. Investment income and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income dividends are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Other
     Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds and distributions to the fund's shareholders are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

     Purchases and sales of the underlying Price funds during the six months ended November 30, 2003 aggregated $28,774,000 and $360,000, respectively.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

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     At November 30, 2003, the cost of investments for federal income tax purposes was $55,174,000. Net unrealized gain aggregated $2,681,000 at period-end, of which $2,745,000 related to appreciated investments and $64,000 related to depreciated investments.


NOTE 4 - RELATED PARTIES

     T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds.
     T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

     The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund recognizes no expenses other than class-specific Rule 12b-1 fees, under the terms of the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the fund operates at a zero expense ratio. However, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

     The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At November 30, 2003, the fund held less than 25% of the outstanding shares of any underlying Price fund.

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T. Rowe Price Retirement Income Fund
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Certified Semiannual Report

Information on Proxy Voting
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     A description of the policies and procedures that the T. Rowe Price
     Retirement Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004